Business Combination - Composition of Consideration (Details) $ / shares in Units, shares in Millions, $ in Millions	Oct. 06, 2017 USD ($) $ / shares shares
Business Acquisition, Contingent Consideration [Line Items]
Payments for Restructuring	$ 3,487
Stock Issued During Period for Merger and Emergence	8,103
Business Combination, Settlement of pre-existing relationship	252
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned	$ 2,726
Stock Issued During Period, Shares, Other | shares	633
OpCo [Member]
Business Acquisition, Contingent Consideration [Line Items]
Payments for Restructuring	$ 700
Stock Issued During Period for Merger and Emergence	1,774	[1]
Business Combination, Consideration Transferred	2,474
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned	$ 2,726
Stock Issued During Period, Shares, Other | shares	139
Shares Issued, Price Per Share | $ / shares	$ 12.80

[1]	(1) Approximately 139 million shares of CEC common stock issued at the Effective Date closing stock price of $12.80.